Extension Note Receivable (Details)	12 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Extension Note Receivable [Abstract]
Merger agreement	$ 273,066
Principal amount deposited	$ 45,511
Common stock price per share (in Dollars per share) | $ / shares	$ 10